Warrants - Summary for Amounts Related to the Operations (Detail) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
	Dec. 31, 2020	Jul. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Net income (loss)	$ (14,691)		$ 4,664,815	$ (2,445,737)	$ (1,159,117)		$ 1,059,961
Earnings per share	$ 0.00
Net loss	$ (14,691)						1,059,961
Net cash used in operating activities	$ 0				(476,570)	$ (565,125)	$ (653,973)
Originally Reported
Interest Income (expense), net		$ (704,309)
Net income (loss)		$ (18,480,610)
Earnings per share		$ (0.85)
Net loss		$ (18,480,610)
Net cash used in operating activities		(18,480,610)			$ (476,570)	$ (565,125)
Correction of Immaterial Error
Interest Income (expense), net		(436,682)
Net income (loss)		$ (436,682)
Earnings per share		$ (0.02)
Net loss		$ (436,682)
Amortization of debt issuance costs		436,682
As Corrected
Interest Income (expense), net		(1,140,991)
Net income (loss)		$ (18,917,292)
Earnings per share		$ (0.87)
Net loss		$ (18,917,292)
Amortization of debt issuance costs		436,682
Net cash used in operating activities		$ (18,480,610)